Unaudited Condensed Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating activities
Net loss for the year	$ (7,583,252)	$ (3,878,909)
Items not affecting cash:
Amortization and depreciation	401,640	124,505
Bad debt expense (recovered)		(7,358)
Impairment of inventory		64,336
Fair value changes on derivatives	4,883,260	(592,278)
Interest expense, net of repayments		(4,651)
Foreign exchange	11,666
Share based payments	310,828	812,735
Change in non-cash working capital (Note 15)	(1,136,712)	(3,225,654)
Net cash used in operating activities	(3,112,570)	(6,707,274)
Investing activities
Repayment of long-term receivable
Intangible asset additions	(817,849)	(739,579)
Equipment additions	(2,498)
Acquisition of ClearRF		(155,014)
Net cash used in investing activities	(820,347)	(894,593)
Financing activities
Lease payments	(100,702)	(78,731)
Bank loan		(27,159)
Convertible debt issued, net of repayments		(4,000,000)
Proceeds on share issuance, net of share issuance costs		16,711,184
Transaction costs	(309)
Exercise of warrants	3,608,571	2,575,200
Net cash from financing activities	3,198,869	15,180,494
Effect of foreign exchange on cash		22,680
Change in cash for the year	(734,048)	7,601,307
Cash, beginning of year	1,913,742	1,619,742
Cash, end of year	$ 1,179,694	$ 9,221,049